Financial instruments and related disclosures - Additional Information Fair Value of Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value of shares held by trust under employee share ownership plan	£ 288	£ 354
Market value of shares held by trust under employee share ownership plan	853	861
Treasury shares at cost	3,447	3,797
Initial recognition from business combinations		482
Contingent consideration liabilities	6,662	7,068	£ 6,076	£ 5,869
Trade receivables, net of loss allowance	5,905	5,452
Total trade and other receivables	7,385	7,053
Trade and other receivables and other noncurrent assets
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	5,905	5,452
Total trade and other receivables	7,385	7,053
Trade and other receivables and other noncurrent assets | Financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	23	50
Trade and other receivables and other noncurrent assets | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	2,541	2,327
Trade and other receivables and other noncurrent assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	3,341	3,075
Financial liabilities one
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level three	9	0
Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	5,718	5,890
Level 3
Disclosure of detailed information about financial instruments [line items]
Total net losses on financial instruments held	863	1,627
Total net losses on financial instruments held	857	1,623
Level 3 | Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Remeasurement of the contingent consideration payable	(934)	(1,431)
Contingent consideration liabilities	5,718	5,890
Level 3 | Novartis Vaccines Business
Disclosure of detailed information about financial instruments [line items]
Remeasurement of the contingent consideration payable	(210)	231
Contingent consideration liabilities	424	673
Affinivax | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	516	501
Affinivax Assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Gain loss measured in profit or loss fair value measurement liabilities	£ 44	£ 17